Commitments and Contingencies	12 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 17 – COMMITMENTS AND CONTINGENCIES

As of June 30, 2021, the Company had following lease commitments under non-cancelable agreements:

Future Lease Payments	Operating Lease	Finance Lease	Capital Expenditure	Total
July 2021 to June 2022	$30,959	$82,369	2,786,335	$2,899,663
July 2022 to June 2023	797,202	82,369	-	879,570
July 2023 to June 2024	30,959	82,369	-	113,328
July 2024 to June 2025	30,959	82,369	-	113,328
Thereafter	1,893,856	267,698	-	2,161,554
Total	$2,783,935	$597,173	2,786,335	$6,167,443